Derivative Liability and Fair Value Measurements (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Derivative liability	$ 1,139,952	$ 1,125,803	$ 0
Fair Value, Inputs, Level 1 [Member]
Derivative liability	0	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 1,139,952	$ 1,125,803	$ 0